Equity-Based Compensation - Summary of Class M Unit Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Class M Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units Outstanding at beginning of period	505.260	431.577
Units granted		121.051	431.577
Units forfeited	(21.053)	(47.368)
Units converted upon IPO	(484.207)
Units Outstanding at end of period		505.260	431.577
Units Outstanding at end of period	505.260	431.577	431.577
Weighted average grant date fair value, Units converted upon IPO	$ 1.52
Weighted average grant date fair value, Outstanding at end of period				$ 1.52
Weighted average grant date fair value, Vested or expected to vest	$ 1.52
Holdings Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Units converted upon IPO	4,238,338
Units Outstanding at end of period	4,238,338
Units Outstanding at end of period	4,238,338			4,238,338
Units Vested or expected to vest				4,238,338